EARNINGS PER SHARE (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Basic Earnings Per Share [Abstract]
Basic Earnings	R 6.5	R 13.7	R 61.9
Reconciliation of weighted average number of ordinary shares to diluted weighted average number of ordinary shares [Abstract]
Weighted average number of ordinary shares in issue	422,068,696	422,068,696	422,157,987
Number of staff options	0	0	34,075
Duluted weighted average number of ordinary shares	422,068,696	422,068,696	422,192,062
SA cents per share [Abstract]
Basic earnings (loss) per share	R 1.5	R 3.2	R 14.7
Diluted earnings (loss) per share	R 1.5	R 3.2	R 14.7